ING Funds Trust

ING Classic Money Market Fund

ING Institutional Prime Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 13, 2008 to
ING Classic Money Market Fund’s Class A, Class B and Class C Prospectus,
ING Institutional Prime Money Market Fund’s Institutional Class Prospectus
each dated July 31, 2007, and
ING Institutional Prime Money Market Fund’s Institutional Service Class Prospectus
dated December 5, 2007

On May 30, 2008, the Board of Trustees of ING Funds Trust approved a change in the Funds’ “Portfolio Holdings Disclosure Policy.”  Effective June 1, 2008, the Prospectuses are revised as follows:

1.               The paragraph under the sub-section entitled, “Portfolio Holdings Disclosure Policy” in the section entitled, “Shareholder Guide – Transaction Policies” on page 27 of ING Classic Money Market Fund’s Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

A description of the policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is available in the SAI.  Each Portfolio (except ING Classic Money Market Fund) posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter.  The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., each Portfolio (except ING Classic Money Market Fund) will post the quarter ending June 30 holdings on July 31).

ING Classic Money Market Fund posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 calendar days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g. month-ending June 30 holdings will be posted July 31).

Each Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolios’ website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Portfolios’ website is located at www.ingfunds.com.

2.               The paragraph under the sub-section entitled, “Portfolio Holdings Disclosure Policy” in the section entitled, “Shareholder Guide – Transaction Policies” on page 9 of ING Institutional Prime Money Market Fund’s Institutional Class Prospectus and on page 10 of ING Institutional Prime Money Market Fund’s Institutional Service Class Prospectus is hereby deleted and replaced with the following:

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the preceding calendar month (e.g., the Fund will post the month ending June 30 holdings on July 31).  The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund’s website is located at www.ingfunds.com.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

ING Funds Trust

ING Classic Money Market Fund

ING Institutional Prime Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 13, 2008 to ING Classic Money Market Fund’s

Class A, Class B, Class C, Class I, Class O, Class R and Class Q

Statement of Additional Information (“SAI”),
ING Institutional Prime Money Market Fund’s Institutional Class SAI
each dated July 31, 2007 and
ING Institutional Prime Money Market Fund’s
Institutional Service (“IS”) Class SAI
dated December 5, 2007

On May 30, 2008, the Board of Trustees of ING Funds Trust approved a change in the Fund’s “Portfolio Holdings Disclosure Policy.”  Effective June 1, 2008, the SAIs are revised as follows:

1.               The second paragraph under the section entitled, “Disclosure of the Funds’ Portfolio Securities” on page 54 of ING Classic Money Market Fund’s Class A, Class B, Class C, Class I, Class O, Class R and Class Q SAI and the second paragraph under the section entitled, “Disclosure of the Fund’s Portfolio Securities” on page 36 of ING Institutional Prime Money Market Fund’s Institutional Class SAI and ING Institutional Prime Money Market’s Class IS SAI are hereby deleted and replaced with the following:

In addition, the Fund posts its portfolio holdings schedule on ING’s website 30 calendar days after the end of the previous calendar month.  The portfolio holdings information is as of the last day of the previous calendar month (i.e., the Fund will post the month-ending June 30 holdings on July 31).

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE